CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 15,333,719	$ 2,406,195	¥ 38,425,541
Restricted cash	2,994,408	469,888	78,010
Short-term investments	37,057,554	5,815,139	3,950,747
Trade and notes receivables	2,823,222	443,025	1,123,920
Amounts due from related parties	1,564,025	245,430	169,288
Inventory	2,056,352	322,687	1,081,553
Prepayments and other current assets	1,854,075	290,945	1,422,403
Expected credit loss provision - current	(42,040)	(6,598)	(44,645)
Total current assets	63,641,315	9,986,711	46,206,817
Non-current assets:
Long-term restricted cash	46,437	7,287	41,547
Property, plant and equipment, net	7,399,516	1,161,146	4,996,228
Intangible assets, net			613
Land use rights, net	199,121	31,246	203,968
Long-term investments	3,059,383	480,084	300,121
Amounts due from related parties			617
Right-of-use assets - operating lease	2,988,374	468,941	1,350,294
Other non-current assets	5,598,764	878,568	1,561,755
Expected credit loss provision - non-current	(49,309)	(7,737)	(20,031)
Total non-current assets	19,242,286	3,019,535	8,435,112
Total assets	82,883,601	13,006,246	54,641,929
Current liabilities:
Short-term borrowings	5,230,000	820,701	1,550,000
Trade and notes payable	12,638,991	1,983,334	6,368,253
Amounts due to subsidiaries of the Group	687,200	107,837	344,603
Taxes payable	627,794	98,515	181,658
Current portion of operating lease liabilities	744,561	116,838	547,142
Current portion of long-term borrowings	2,067,962	324,508	380,560
Accruals and other liabilities	7,201,644	1,130,096	4,604,024
Total current liabilities	29,198,152	4,581,829	13,976,240
Non-current liabilities:
Long-term borrowings	9,739,176	1,528,289	5,938,279
Non-current operating lease liabilities	2,317,193	363,618	1,015,261
Deferred tax liabilities	25,199	3,954
Other non-current liabilities	3,540,458	555,575	1,849,906
Total non-current liabilities	15,622,026	2,451,436	8,803,446
Total liabilities	44,820,178	7,033,265	22,779,686
Commitments and contingencies (Note 27)
MEZZANINE EQUITY
Redeemable non-controlling interests	3,277,866	514,369	4,691,287
Total mezzanine equity	3,277,866	514,369	4,691,287
SHAREHOLDERS' EQUITY
Less: Treasury shares (2,491,715 and 18,540,751 shares as of December 31, 2020 and September 30, 2021,respectively)	(1,849,600)	(290,243)
Additional paid in capital	92,467,072	14,510,101	78,880,014
Accumulated other comprehensive loss	(276,300)	(43,357)	(65,452)
Accumulated deficit	(55,634,140)	(8,730,211)	(51,648,410)
Total NIO Inc. shareholders' equity	34,709,924	5,446,744	27,168,831
Non-controlling interests	75,633	11,868	2,125
Total shareholders' equity	34,785,557	5,458,612	27,170,956
Total liabilities, mezzanine equity and shareholders' equity	82,883,601	13,006,246	54,641,929
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	2,418	379	2,205
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	220	35	220
Class C Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 254	$ 40	¥ 254